Business - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated losses	$ 643,322	$ 574,801
Stockholders' equity attributable to parent	$ (127,150)	(31,729)	$ 93,730	$ 194,236
Percentage of increase in revenue	67.00%
Cash and cash equivalents	$ 219,167	$ 246,078	$ 334,430